Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

NOTE 17:- BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Related parties consist of nine directors (including the CEO, who is also a shareholder) serving on the Company's board of directors and three key officers.

b.	Transactions with related parties:

1.	In February 2012, the Company's Board approved an amendment and extension of the agreement with the Company's CEO, dated April 2007. Pursuant to the amendment, the monthly salary of the Company's CEO was increased by 5% in each of the three years of the extension of the engagement to NIS 52.5 a month starting January 2012. In April 2012, the Company's shareholders approved the agreement at a shareholders' meeting. On January 18, 2015, the Company's shareholders extended the agreement under the same terms for an additional five years.

In addition to an increase of salary, there was a provision for a payment in the event that a material agreement is signed between the Company and a third party during the term of the engagement or during a period of three years after the CEO's termination by the Company. Pursuant to this provision, the CEO will be entitled to receive a bonus amounting to 1.75% of the monetary compensation payable to the Company under the material agreement.

On May 28, 2015, the Company's Board of Directors approved an update of the terms and conditions of the Company's CEO so that the monthly remuneration will be a total of NIS 80, and granted him options to purchase 2.5% of the Company's issued and paid up capital on a fully diluted basis (see Note 14b).

2.	In August 2014, the Company signed an employment agreement with the CFO at a 60% employment capacity for a period of 5 years, according to which the CFO shall be entitled to a monthly salary of NIS 10, and accordingly updated the management agreement to fees at the amount of NIS 2.5 for a period of five years. In addition, the CFO is entitled to receive a one-time cash payment of NIS 192.5 for the services provided in connection with the preparation and submission of the prospectus in the US and, in the event that the Company should complete a successful capital raise in the U.S., the CFO shall be entitled to receive a one-time payment of NIS 87.5. Furthermore, from the consummation of the offering the monthly compensation under the services agreement will be increased to NIS 15,000.

3.	In August 2012, the Company approved the grant of future remuneration to four directors of the Company. The remuneration will be granted provided that a material agreement is signed between the Company and a third party during the director's term with the Company that will entitle each of the four directors to receive a bonus of 0.5% of the monetary compensation that will be paid to the Company in the context of such material agreement. The bonus is not limited in amount and is not restricted to one material agreement.

4.	On April 10, 2016, the Audit Committee and the Board of Directors unanimously resolved to approve the payment of NIS 200, to be increased by an additional amount of up to NIS 200 as needed, for the benefit of the Company's CEO, for the purpose of securing the bond that was required in connection with an investigation conducted by the Israeli Securities Authority ("ISA"), regarding certain shareholders of the Company's (not including among them the Company's CEO) alleged use of inside information.

c.	Balances with related parties:

Payables
Key management personnel:

December 31, 2018	328
December 31, 2019	601

December 31, 2019 (convenience translation into U.S. dollars) (Note 2c)	174

d.	Transactions with related parties:

	Research and development	Marketing, general and administrative
Key management personnel:

2017	1,575	1,098
2018	1,468	1,252
2019	5,395	3,653

2019 (convenience translation into U.S. dollars) (Note 2c)	1,561	1,057

e.	Compensation of key officers:

The following amounts disclosed in the table are recognized as an expense during the reporting period related to key officers.

Key officers employed by the Company:

				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2017	2018	2019	2019
	N I S			U.S. dollars

Salaries	209	485	1,399	984
Short-term employee benefits	1,972	1,901	1,855	536
Other employees benefits	94	95	110	32
Share-based compensation	398	239	3,684	1,066

	2,673	2,720	9,048	2,618

Number of key officers and directors	8	9	11	11